The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 58.3%
	Aerospace — 3.2%
$ 1,000,000	Aerojet Rocketdyne Holdings Inc., 2.250%, 12/15/23	$1,996,875
1,713,000	Kaman Corp., 3.250%, 05/01/24	1,962,747

		3,959,622

	Automotive — 0.7%
815,000	Tesla Inc., 2.000%, 05/15/24	829,817

	Broadcasting — 0.6%
588,000	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23	737,840

	Business Services — 2.3%
515,000	Bristow Group Inc., 4.500%, 06/01/23	64,375
1,350,000	Perficient Inc., 2.375%, 09/15/23	1,614,313
1,056,000	Team Inc., 5.000%, 08/01/23	1,169,584

		2,848,272

	Cable and Satellite — 1.2%
1,600,000	DISH Network Corp., 3.375%, 08/15/26	1,469,929

	Communications Equipment — 1.7%
2,210,000	InterDigital Inc., 2.000%, 06/01/24(a)	2,178,228

	Computer Software and Services — 16.1%
500,000	Blackline Inc., 0.125%, 08/01/24(a)	479,276
1,500,000	Boingo Wireless Inc., 1.000%, 10/01/23(a)	1,239,509
1,205,000	Coupa Software Inc., 0.125%, 06/15/25(a)	1,320,981
1,500,000	CSG Systems International Inc., 4.250%, 03/15/36	1,703,214
1,250,000	Evolent Health Inc., 1.500%, 10/15/25(a)	809,375
1,186,000	GDS Holdings Ltd., 2.000%, 06/01/25	1,235,343
1,750,000	IAC Financeco 3 Inc., 2.000%, 01/15/30(a)	1,894,316
620,000	LivePerson Inc., 0.750%, 03/01/24(a)	724,378
1,294,000	Lumentum Holdings Inc., 0.250%, 03/15/24	1,504,289
1,500,000	MercadoLibre Inc., 2.000%, 08/15/28	2,209,472

Principal Amount		Market Value
$ 565,000	Nice Systems Inc., 1.250%, 01/15/24	$1,010,554
	Okta Inc.,
250,000	0.250%, 02/15/23	526,175
210,000	0.125%, 09/01/25(a)	190,923
715,000	Pluralsight Inc., 0.375%, 03/01/24(a)	614,876
315,000	Proofpoint Inc., 0.250%, 08/15/24(a)	341,819
1,000,000	PROS Holdings Inc., 1.000%, 05/15/24(a)	1,136,517
	Q2 Holdings Inc.,
500,000	0.750%, 02/15/23	734,687
415,000	0.750%, 06/01/26(a)	460,152
420,000	SailPoint Technologies Holding Inc., 0.125%, 09/15/24(a)	401,205
1,000,000	Splunk Inc., 1.125%, 09/15/25	1,098,125
500,000	Workiva Inc., 1.125%, 08/15/26(a)	458,635

		20,093,821

	Consumer Services — 1.5%
1,500,000	Extra Space Storage LP, 3.125%, 10/01/35(a)	1,917,317

	Diversified Industrial — 1.5%
600,000	Chart Industries Inc., 1.000%, 11/15/24(a)	753,744
1,000,000	KBR Inc., 2.500%, 11/01/23(a)	1,160,690

		1,914,434

	Electronics — 1.9%
1,800,000	Knowles Corp., 3.250%, 11/01/21	2,314,902

	Energy and Utilities — 3.1%
1,500,000	Cheniere Energy Inc., 4.250%, 03/15/45	1,164,375
2,500,000	SunPower Corp., 4.000%, 01/15/23	2,273,974
500,000	Tesla Energy Operations Inc./DE, 1.625%, 11/01/19	495,371

		3,933,720

	Entertainment — 0.9%
1,000,000	Gannett Co. Inc., 4.750%, 04/15/24	1,083,200

	Financial Services — 0.9%
555,000	GOL Equity Finance SA, 3.750%, 07/15/24(a)	585,872

1

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Financial Services (Continued)
$ 344,000	LendingTree Inc., 0.625%, 06/01/22	$551,879

		1,137,751

	Health Care — 12.0%
210,000	Aerie Pharmaceuticals Inc., 1.500%, 10/01/24(a)	211,683
525,000	Clovis Oncology Inc., 4.500%, 08/01/24(a)	396,476
1,000,000	CONMED Corp., 2.625%, 02/01/24(a)	1,242,600
495,000	DexCom Inc., 0.750%, 12/01/23(a)	581,487
835,000	Exact Sciences Corp., 0.375%, 03/15/27	904,973
500,000	Inovio Pharmaceuticals Inc., 6.500%, 03/01/24(a)	346,250
	Insulet Corp.,
800,000	1.375%, 11/15/24	1,473,762
700,000	0.375%, 09/01/26(a)	713,236
800,000	Intercept Pharmaceuticals Inc., 2.000%, 05/15/26	723,000
750,000	Invacare Corp., 4.500%, 06/01/22	630,166
215,000	Invitae Corp., 2.000%, 09/01/24(a)	214,624
608,000	Neurocrine Biosciences Inc., 2.250%, 05/15/24	834,000
750,000	NuVasive Inc., 2.250%, 03/15/21	888,750
1,000,000	Pacira BioSciences Inc., 2.375%, 04/01/22	988,470
750,000	Paratek Pharmaceuticals Inc., 4.750%, 05/01/24	549,726
200,000	Repligen Corp., 0.375%, 07/15/24	198,750
750,000	Retrophin Inc., 2.500%, 09/15/25	558,910
1,250,000	Supernus Pharmaceuticals Inc., 0.625%, 04/01/23	1,163,874
860,000	Tabula Rasa HealthCare Inc., 1.750%, 02/15/26(a)	933,485

Principal Amount		Market Value
	Teladoc Health Inc.,
$ 600,000	3.000%, 12/15/22	$1,026,937
300,000	1.375%, 05/15/25	445,389

		15,026,548

	Metals and Mining — 0.8%
1,000,000	Arconic Inc., 1.625%, 10/15/19	999,632

	Semiconductors — 5.4%
750,000	Cypress Semiconductor Corp., 4.500%, 01/15/22	1,309,596
1,000,000	Inphi Corp., 1.125%, 12/01/20	1,562,541
1,947,000	Rambus Inc., 1.375%, 02/01/23	1,938,734
1,000,000	Teradyne Inc., 1.250%, 12/15/23	1,903,800

		6,714,671

	Telecommunications — 3.8%
315,000	8x8 Inc., 0.500%, 02/01/24(a)	331,574
100,000	Gogo Inc., 6.000%, 05/15/22(a)	119,615
2,500,000	Infinera Corp., 2.125%, 09/01/24	2,181,425
700,000	Liberty Latin America Ltd., 2.000%, 07/15/24(a)	700,794
500,000	Twilio Inc., 0.250%, 06/01/23	835,635
500,000	Vocera Communications Inc., 1.500%, 05/15/23	525,407

		4,694,450

	Transportation — 0.7%
1,000,000	Atlas Air Worldwide Holdings Inc., 1.875%, 06/01/24	831,875

	TOTAL CONVERTIBLE CORPORATE BONDS	72,686,029

Shares
	CONVERTIBLE PREFERRED STOCKS — 2.4%
	Real Estate Investment Trusts — 2.1%
21,700	QTS Realty Trust Inc., 6.500%, Ser. B	2,636,333

	Telecommunications — 0.3%
12,000	Cincinnati Bell Inc., 6.750%, Ser. B	389,999

	TOTAL CONVERTIBLE PREFERRED STOCKS	3,026,332

2

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	MANDATORY CONVERTIBLE SECURITIES (b) — 15.9%
	Consumer Products — 0.4%
4,650	Energizer Holdings Inc., 7.500%, Ser. A, 01/15/22	$440,262

	Diversified Industrial — 3.1%
11,000	Colfax Corp., 5.750%, 01/15/22	1,435,940
28,341	International Flavors & Fragrances Inc., 6.000%, 09/15/21	1,333,161
20,100	Rexnord Corp., 5.750%, Ser. A, 11/15/19	1,101,480

		3,870,581

	Energy and Utilities — 6.0%
20,760	American Electric Power Co. Inc., 6.125%, 03/15/22	1,143,461
2,060	Aqua America Inc., 6.000%, 04/30/22	124,836
33,000	CenterPoint Energy Inc., 7.000%, Ser. B, 09/01/21	1,724,580
9,250	Dominion Energy Inc., 7.250%, Ser. A, 06/01/22	978,187
300	El Paso Energy Capital Trust I, 4.750%, 03/31/28	15,741
17,325	NextEra Energy Inc., 4.872%, 09/01/22	869,195
	Sempra Energy,
5,163	6.000%, Ser. A, 01/15/21	610,267
5,000	6.750%, Ser. B, 07/15/21	588,300
26,875	South Jersey Industries Inc., 7.250%, 04/15/21	1,388,631

		7,443,198

	Energy and Utilities: Integrated — 0.7%
16,900	The Southern Co., 6.750%, 08/01/22	904,319

	Equipment and Supplies — 0.7%
750	Danaher Corp., 4.750%, Ser. A, 04/15/22	855,037

	Financial Services — 0.9%
9,324	Assurant Inc., 6.500%, Ser. D, 03/15/21	1,165,686

	Health Care — 1.5%
8,060	Avantor Inc., 6.250%, Ser. A, 05/15/22	432,741

Shares		Market Value
22,646	Becton Dickinson and Co., 6.125%, Ser. A, 05/01/20	$1,402,014

		1,834,755

	Real Estate Investment Trusts — 1.7%
1,727	Crown Castle International Corp., 6.875%, Ser. A, 08/01/20	2,179,768

	Semiconductors — 0.9%
1,085	Broadcom Inc., 8.000%, Ser. A, 09/30/22	1,112,544

	TOTAL MANDATORY CONVERTIBLE SECURITIES	19,806,150

	COMMON STOCKS — 16.6%
	Automotive: Parts and Accessories — 0.4%
5,000	Genuine Parts Co.	497,950

	Building and Construction — 0.1%
3,200	Herc Holdings Inc.†	148,832

	Communications Equipment — 1.4%
8,113	American Tower Corp., REIT	1,794,028

	Computer Hardware — 0.4%
3,000	International Business Machines Corp.	436,260

	Computer Software and Services — 1.3%
9,987	Alibaba Group Holding Ltd., ADR†	1,670,126

	Consumer Products — 0.7%
20,000	Swedish Match AB	827,099

	Energy and Utilities — 1.1%
1,000	Chevron Corp.	118,600
2,500	Royal Dutch Shell plc, Cl. A, ADR	147,125
30,000	Severn Trent plc	798,588
1,000,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(c)	0
20,000	The AES Corp.	326,800

		1,391,113

	Equipment and Supplies — 0.2%
6,500	Mueller Industries Inc.	186,420

	Financial Services — 4.9%
2,500	American Express Co.	295,700
5,500	American International Group Inc.	306,350
4,500	Bank of America Corp.	131,265
2,000	Citigroup Inc.	138,160
3,000	JPMorgan Chase & Co.	353,070
7,000	Julius Baer Group Ltd.	310,145
3,000	Morgan Stanley	128,010
9,500	State Street Corp.	562,305
20,000	The Bank of New York Mellon Corp.	904,200
14,000	The PNC Financial Services Group Inc.	1,962,240

3

The Gabelli Convertible and Income Securities Fund Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	Wells Fargo & Co.	$1,008,800

		6,100,245

	Food and Beverage — 0.5%
5,000	Maple Leaf Foods Inc.	112,164
2,020	Pernod Ricard SA	359,759
1,500	Remy Cointreau SA	199,135

		671,058

	Health Care — 2.2%
7,000	Celgene Corp.†	695,100
500	Eli Lilly & Co.	55,915
1,000,000	Elite Pharmaceuticals Inc.†	85,720
1,000	Johnson & Johnson	129,380
1,500	Merck & Co. Inc.	126,270
40,000	Roche Holding AG, ADR	1,458,000
2,200	Spark Therapeutics Inc.†	213,356

		2,763,741

	Hotels and Gaming — 0.5%
7,000	Ryman Hospitality Properties Inc., REIT	572,670

	Retail — 0.3%
800	Costco Wholesale Corp.	230,488
7,500	Hertz Global Holdings Inc.†	103,800

		334,288

	Telecommunications — 1.1%
1,200	Swisscom AG	591,914
13,500	Verizon Communications Inc.	814,860

		1,406,774

	Transportation — 0.1%
1,000	GATX Corp.	77,530

	Wireless Communications — 1.4%
22,566	T-Mobile US Inc.†	1,777,524

	TOTAL COMMON STOCKS	20,655,658

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
$8,558,000	U.S. Treasury Bills, 1.793% to 2.126%††, 10/17/19 to 12/26/19	8,538,534

	TOTAL INVESTMENTS — 100.0% (Cost $107,767,568)	$124,712,703

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

4